PROSPECTUS

Federated U.S. Government Securities Fund: 5-10 Years

INSTITUTIONAL SHARES

A mutual fund seeking total return consistent with current income by investing in a portfolio of intermediate- term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

APRIL 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Ernst & Young LLP, Independent Auditors  22

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to pursue total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. the Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, intermediate-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20 percent of the dollar-weighted average duration of the Merrill Lynch 5-10 Year Treasury Index. This index includes all U.S. Treasury securities with maturities greater than or equal to five years and less than ten years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 12%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 1.89%, 9.62%, and 11.07%, respectively.

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return from January 1, 1999 to March 31, 1999 was (2.08%).

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 7.45% (quarter ended September 30, 1998). Its lowest quarterly return was (2.85%) (quarter ended March 31, 1996).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD            FUND     MLFTYT
1 Year                    11.07%    11.59%
Start of Performance 1     8.20%     8.40%

1 The Fund's Institutional Shares start of performance date was October 19,1995.

The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Merrill Lynch 5-10 Year Treasury Index (MLFTYT), a broad-based market index. Indexes are unmanaged, and it is not possible to invest directly in an index.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.


SHAREHOLDER FEES

Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)                          None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and
other Distributions) (as a percentage of offering price)                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                None
Exchange Fee                                                                      None


ANNUAL FUND OPERATING EXPENSES (Before Reimbursement and Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                  0.50%
Distribution (12b-1) Fee                                                          None
Shareholder Services Fee 3                                                        0.25%
Other Expenses 4                                                                  0.49%
Total Annual Fund Operating Expenses                                              1.24%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
February 28, 1999.

 Total Reimbursement and Waivers of Fund Expenses                                 0.94%
 Total Actual Annual Fund Operating Expenses (after reimbursement and waivers)    0.30%

2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.00% for the fiscal year ended February 28, 1999.

3 The shareholder services fee for the Fund's Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.04% for the fiscal year ended February 28, 1999.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.26% for the fiscal year ended February 28, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE REIMBURSEMENTS AND WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $   126
3 Years      $   393
5 Years      $   681
10 Years     $ 1,500


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 5-10 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of five years or greater and less than ten years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of intermediate-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever long-term interest rates move more, less or in a different direction them shorter-term interst rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

* a "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer term and shorter term interest rates to increase.

* a "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer term and shorter term interest rates to decrease.

* a "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. the adviser may use this structure, for example, when it expects longer term and shorter term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collaterized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years or Federated U.S. Government Securities Fund: 2-5 Years, both of which have shorter average durations than the Fund, and less interest rate risk than Federated U.S. Government Bond Fund, which has a longer average duration than the Fund.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors, Inc. (Federated). Shares are also made available to financial intermediaries, as well as public and private organizations or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed;

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

SUSAN M. NASON

Susan M. Nason has been the Fund's portfolio manager since its inception. Ms. Nason joined Federated in 1987 and has been a Senior Vice President of the Fund's Adviser since April 1997. Ms. Nason served as a Vice President of the Adviser from 1993 to 1997, and as an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

DONALD T. ELLENBERGER

Donald T. Ellenberger has been the Fund's portfolio manager since
October 1997. Mr. Ellenberger joined Federated in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since March 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 22.


                                                                PERIOD  ENDED

                                 YEAR ENDED FEBRUARY 28,         FEBRUARY 29,
                                1999        1998        1997             1996 1

NET ASSET VALUE,
BEGINNING OF PERIOD           $10.22     $  9.77     $  9.98           $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income           0.55        0.59        0.59             0.21
Net realized and
unrealized gain (loss)
on investments                  0.12        0.47       (0.21)           (0.02)
TOTAL FROM INVESTMENT

OPERATIONS                      0.67        1.06        0.38             0.19
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.55)      (0.59)      (0.59)           (0.21)
Distributions from net
realized gain
on investments                 (0.10)      (0.02)          -                -
TOTAL DISTRIBUTIONS            (0.65)      (0.61)      (0.59)           (0.21)
NET ASSET VALUE, END OF

PERIOD                        $10.24      $10.22     $  9.77          $  9.98
TOTAL RETURN 2                  6.58%      11.09%       3.98%            1.85%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                        0.30%       0.30%       0.13%            0.11% 3
Net investment income           5.27%       5.84%       6.06%            5.75% 3
Expense
waiver/reimbursement 4          0.94%       1.69%       3.95%           12.26% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                $85,534     $39,712     $15,225           $4,181
Portfolio turnover                85%         49%         57%              29%

1 Reflects operations for the period from October 19, 1995 (date of initial public investment) to February 29, 1996. For the period from September 5,1995 (start of business) to October 18, 1995, the investment income was distributed to the Fund's administrator.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

FEBRUARY 28, 1999

PRINCIPAL

AMOUNT                                                  VALUE

                 U.S. TREASURY

                 OBLIGATIONS-84.9%
                 U.S. TREASURY BONDS-13.3%

  $    920,000   10.750%, 2/15/2003             $   1,095,002
     1,300,000   11.125%, 8/15/2003                 1,593,930
       750,000   12.375%, 5/15/2004                   984,442
       900,000   12.000%, 5/15/2005                 1,208,124
     2,025,000   10.750%, 8/15/2005                 2,604,636
     2,400,000   12.000%, 8/15/2013                 3,503,760
     2,533,000   11.250%, 2/15/2015                 3,965,741
                 TOTAL                             14,955,635
                 U.S. TREASURY NOTES-71.6%

     1,165,000   5.750%, 8/15/2003                  1,185,108
     9,000,000   4.750%, 2/15/2004                  8,824,230
     5,500,000   7.250%, 8/15/2004                  5,989,390
     7,050,000   7.875%, 11/15/2004                 7,908,972
     7,375,000   7.500%, 2/15/2005                  8,162,797
     6,300,000   6.500%, 8/15/2005                  6,671,637
     9,550,000   5.875%, 11/15/2005                 9,796,772
     5,250,000   7.000%, 7/15/2006                  5,745,968
    10,500,000   6.500%, 10/15/2006                11,193,420
     4,149,000   6.625%, 5/15/2007                  4,474,033
     4,500,000   6.125%, 8/15/2007                  4,710,060
     6,000,000   5.625%, 5/15/2008                  6,119,700
                 TOTAL                             80,782,087
                 TOTAL U.S. TREASURY

                 OBLIGATIONS (IDENTIFIED

                 COST $95,913,656)                 95,737,722
PRINCIPAL

AMOUNT                                                  VALUE

                 U.S. GOVERNMENT AGENCY

                 OBLIGATIONS-14.2%
                 FEDERAL HOME LOAN BANK- 14.2%

 $   1,000,000   6.160%, 10/17/2002            $    1,022,710
     1,000,000   6.150%, 10/14/2004                 1,023,270
     2,750,000   6.900%, 2/7/2007                   2,919,400
     1,600,000   5.905%, 3/27/2008                  1,596,544
     2,500,000   5.925%, 4/9/2008                   2,498,000
     3,100,000   6.185%, 5/6/2008                   3,153,816
     3,800,000   5.800%, 9/2/2008                   3,779,290
                 TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (IDENTIFIED COST

                 $16,098,739)                      15,993,030
                 REPURCHASE AGREEMENT-0.2% 1

       250,000   Societe Generale, New
                 York, 4.750%, dated
                 2/26/1999, due 3/1/1999

                 (AT AMORTIZED COST)                  250,000
                 TOTAL INVESTMENTS

                 (IDENTIFIED COST

                 $112,262,395) 2                $ 111,980,752

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $112,262,395. The net unrealized depreciation of investments on a federal tax basis amounts to $281,643 which is comprised of $576,858 appreciation and $858,501 depreciation at February 28, 1999.

Note: The categories of investments are shown as a percentage of net assets ($112,706,850) at February 28, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 28, 1999


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$112,262,395)                                $ 111,980,752
Cash                                                 4,126
Income receivable                                1,318,723
Receivable for shares sold                         570,169
Deferred organizational costs                       17,539
TOTAL ASSETS                                   113,891,309
LIABILITIES:

Payable for shares redeemed    $ 977,152
Income distribution payable      170,790
Accrued expenses                  36,517

TOTAL LIABILITIES                                1,184,459
Net assets for 11,009,615
shares outstanding                           $ 112,706,850
NET ASSETS CONSIST OF:

Paid in capital                              $ 112,875,988
Net unrealized
depreciation of investments                       (281,643)
Accumulated net realized
gain on investments                                115,813
Distributions in excess
of net investment income                            (3,308)
TOTAL NET ASSETS                             $ 112,706,850
NET ASSET VALUE, OFFERING
PRICE, AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$85,534,281 / 8,355,157
shares outstanding                                  $10.24
INSTITUTIONAL SERVICE
SHARES:
$27,172,569 / 2,654,458
shares outstanding                                  $10.24

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED FEBRUARY 28, 1999


INVESTMENT INCOME:
Interest                                                         $  4,290,133
EXPENSES:

Investment advisory fee                         $  386,212
Administrative personnel
and services fee                                   155,001
Custodian fees                                       7,035
Transfer and dividend
disbursing agent fees and
expenses                                            39,978
Directors'/Trustees' fees                           12,262
Auditing fees                                       14,000
Legal fees                                           2,567
Portfolio accounting fees                           59,555
Distribution services
fee-Institutional Service
Shares                                              32,811
Shareholder services fee-
Institutional Shares                               160,295
Shareholder services fee-
Institutional Service
Shares                                              32,811
Share registration costs                            47,925
Printing and postage                                16,480
Insurance premiums                                   1,642
Miscellaneous                                       18,434
TOTAL EXPENSES                                     987,008
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (386,212)
Waiver of shareholder
services fee-
Institutional Shares              (134,648)
Waiver of shareholder
services fee-
Institutional Service
Shares                             (20,999)
Reimbursement of other
operating expenses                (170,649)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (712,508)
Net expenses                                                          274,500
Net investment income                                               4,015,633
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                           975,874
Net change in unrealized
appreciation
(depreciation) of
investments                                                        (1,346,997)
Net realized and
unrealized gain (loss) on
investments                                                          (371,123)
Change in net assets
resulting from operations                                        $  3,644,510

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED FEBRUARY 28                  1999                1998
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

Net investment income          $   4,015,633       $   1,667,034
Net realized gain on
investments ($975,874 and
$157,972, respectively,
as computed for federal

tax purposes)                        975,874             155,982
Net change in unrealized
appreciation/(depreciation)       (1,346,997)          1,272,447
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS          3,644,510           3,095,463
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares              (3,382,017)         (1,554,559)
Institutional Service
Shares                              (636,924)           (112,475)
Distributions from net
realized gains
Institutional Shares                (733,012)            (60,168)
Institutional Service
Shares                              (211,273)             (3,810)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                   (4,963,226)         (1,731,012)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                           143,996,625          32,759,811
Net asset value of shares
issued to shareholders in
payment of
distributions declared             2,661,315             702,923
Cost of shares redeemed          (74,522,164)         (9,944,658)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                      72,135,776          23,518,076
Change in net assets              70,817,060          24,882,527
NET ASSETS:

Beginning of period               41,889,790          17,007,263
End of period                  $ 112,706,850       $  41,889,790

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 28, 1999

ORGANIZATION

Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Services Shares. The investment objective of the Trust is to pursue total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


YEAR ENDED FEBRUARY 28                   1999                                1998
INSTITUTIONAL SHARES:          SHARES             AMOUNT          SHARES            AMOUNT
Shares sold                  10,372,039       $ 108,637,843     3,178,581       $ 31,719,467
Shares issued to
shareholders in payment
of distributions declared       198,272           2,089,406        61,313            612,595
Shares redeemed              (6,101,477)        (64,110,294)     (911,650)        (9,117,344)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                  4,468,834       $  46,616,955     2,328,244       $ 23,214,718


YEAR ENDED FEBRUARY 28                   1999                                1998
INSTITUTIONAL SERVICE
SHARES:                        SHARES             AMOUNT          SHARES            AMOUNT
Shares sold                   3,365,052       $  35,358,782       104,104       $  1,040,344
Shares issued to
shareholders in payment
of distributions declared        53,863             571,909         9,043             90,328
Shares redeemed                (977,573)        (10,411,870)      (82,376)          (827,314)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS            2,441,342       $  25,518,821        30,771       $    303,358
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            6,910,176       $  72,135,776     2,359,015       $ 23,518,076

At February 28, 1999, capital paid-in aggregated $112,875,988.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Institutional Service Shares may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $42,365 were borne initially by FServ. The Trust has agreed to reimburse FServ for the organizational expenses during the five-year period following effective date. For the period ended February 28, 1999, the Trust paid $11,411 pursuant to this agreement.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1999, were as follows:

Purchases     $ 135,330,970
Sales         $  63,721,992

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 5-10 Years as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from October 19, 1995 to February 29, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 5-10 Years at February 28, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 19, 1995 to February 29, 1996, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
April 19, 1999

Federated U.S. Government Securities Fund: 5-10 Years

INSTITUTIONAL SHARES

APRIL 30, 1999

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated U.S. Government Securities Fund:5-10 Years
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07309

Cusip 31428S107

G01209-01-IS (4/99)

[Graphic]

PROSPECTUS

Federated U.S. Government Securities Fund: 5-10 Years

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking total return consistent with current income by investing in a portfolio of intermediate-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

APRIL 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares 6

How to Redeem Shares  7

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  10

Report of Ernst & Young LLP, Independent Auditors  20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to pursue total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciaption), and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, intermediate-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20 percent of the dollar-weighted average duration of the Merrill Lynch 5-10 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to five years and less than ten years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 15%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 1.54%, 9.29%, and 10.74%, respectively.

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis. The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return from January 1, 1999 to March 31, 1999 was (2.15%).

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 7.37% (quarter ended September 30, 1998). Its lowest quarterly return was (2.93%) (quarter ended March 31, 1996).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD            FUND    MLFTYT
1 Year                    10.74%    11.59%
Start of Performance 1     7.87%     8.40%

1 The Fund's Institutional Service Shares start of performance date was October 19, 1995.

The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 5-10 Year Treasury Index (MLFTYT), a broad-based market index. Indexes are unmanaged, and it is not possible to invest directly in an index.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)                                               None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds,
as applicable)                                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and
other Distributions)
(as a percentage of offering price)                                               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                None
Exchange Fee                                                                      None

ANNUAL FUND OPERATING EXPENSES (Before Reimbursement and Waivers) 1
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee 2                                                                  0.50%
Distribution (12b-1) Fee                                                          0.25%
Shareholder Services Fee 3                                                        0.25%
Other Expenses 4                                                                  0.43%
Total Annual Fund
Operating Expenses                                                                1.43%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
February 28, 1999.

 Total Reimbursement and Waivers of Fund Expenses                                 0.83%
 Total Actual Annual Fund Operating Expenses (after reimbursement and waivers)    0.60%

2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.00% for the fiscal year ended February 28, 1999.

3 The shareholder services fee for the Fund's Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.09% for the fiscal year ended February 28, 1999.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.26% for the fiscal year ended February 28, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE REIMBURSEMENTS AND WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $   146
3 Years  $   452
5 Years  $   782
10 Years $ 1,713

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 5-10 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of five years or greater and less than ten years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of intermediate-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

* A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer term and shorter term interset rates to increase.

* A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer term and shorter term interest rates to decrease.

* A "laddered" portfolio structure consists of securities with durations above, below and at the average duration. The adviser may use this structure, for example, when it expects longer term and shorter term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchse agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years or Federated U.S. Government Securities Fund: 2-5 Years, both of which have shorter average durations than the Fund, and less interest rate risk than Federated U.S. Government Bond Fund, which has a longer average duration than the Fund.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number,
or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

SUSAN M. NASON

Susan M. Nason has been the Fund's portfolio manager since its inception. Ms. Nason joined Federated in 1987 and has been a Senior Vice President of the Fund's Adviser since April 1997. Ms. Nason served as a Vice President of the Adviser from 1993 to 1997, and as an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

DONALD T. ELLENBERGER

Donald T. Ellenberger has been the Fund's portfolio manager since
October 1997. Mr. Ellenberger joined Federated Investors, Inc. in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since March 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 20.


                                                                      PERIOD
                                                                       ENDED

                                   YEAR ENDED FEBRUARY 28,      FEBRUARY 29,
                                1999        1998        1997            1996 1

NET ASSET VALUE,
BEGINNING OF PERIOD           $10.22     $  9.77     $ 9.98           $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income           0.52        0.55       0.56             0.20
Net realized and
unrealized gain (loss)
on investments                  0.12        0.48      (0.21)           (0.02)
TOTAL FROM INVESTMENT

OPERATIONS                      0.64        1.03       0.35             0.18
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.52)      (0.56)     (0.56)           (0.20)
Distributions from net
realized gain on
investments                    (0.10)      (0.02)          -               -
Total distributions            (0.62)      (0.58)     (0.56)           (0.20)
NET ASSET VALUE, END OF

PERIOD                        $10.24      $10.22     $ 9.77          $  9.98
TOTAL RETURN 2                  6.26%      10.76%      3.62%            1.75%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                        0.60%       0.60%      0.47%            0.45% 3
Net investment income           4.87%       5.56%      5.70%            5.25% 3
Expense
waiver/reimbursement 4          0.83%       1.64%      3.86%           12.17% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                $27,173      $2,178     $1,782           $1,046
Portfolio turnover                85%         49%        57%              29%

1 Reflects operations for the period from October 19, 1995 (date of initial public investment) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Fund's administrator.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

FEBRUARY 28, 1999

PRINCIPAL

AMOUNT                                                  VALUE

                 U.S. TREASURY

                 OBLIGATIONS-84.9%
                 U.S. TREASURY BONDS-13.3%

  $    920,000   10.750%, 2/15/2003             $   1,095,002
     1,300,000   11.125%, 8/15/2003                 1,593,930
       750,000   12.375%, 5/15/2004                   984,442
       900,000   12.000%, 5/15/2005                 1,208,124
     2,025,000   10.750%, 8/15/2005                 2,604,636
     2,400,000   12.000%, 8/15/2013                 3,503,760
     2,533,000   11.250%, 2/15/2015                 3,965,741
                 TOTAL                             14,955,635
                 U.S. TREASURY NOTES-71.6%

     1,165,000   5.750%, 8/15/2003                  1,185,108
     9,000,000   4.750%, 2/15/2004                  8,824,230
     5,500,000   7.250%, 8/15/2004                  5,989,390
     7,050,000   7.875%, 11/15/2004                 7,908,972
     7,375,000   7.500%, 2/15/2005                  8,162,797
     6,300,000   6.500%, 8/15/2005                  6,671,637
     9,550,000   5.875%, 11/15/2005                 9,796,772
     5,250,000   7.000%, 7/15/2006                  5,745,968
    10,500,000   6.500%, 10/15/2006                11,193,420
     4,149,000   6.625%, 5/15/2007                  4,474,033
     4,500,000   6.125%, 8/15/2007                  4,710,060
     6,000,000   5.625%, 5/15/2008                  6,119,700
                 TOTAL                             80,782,087
                 TOTAL U.S. TREASURY

                 OBLIGATIONS (IDENTIFIED

                 COST $95,913,656)                 95,737,722
PRINCIPAL

AMOUNT                                                  VALUE

                 U.S. GOVERNMENT AGENCY

                 OBLIGATIONS-14.2%
                 FEDERAL HOME LOAN BANK-

                 14.2%

 $   1,000,000   6.160%, 10/17/2002            $    1,022,710
     1,000,000   6.150%, 10/14/2004                 1,023,270
     2,750,000   6.900%, 2/7/2007                   2,919,400
     1,600,000   5.905%, 3/27/2008                  1,596,544
     2,500,000   5.925%, 4/9/2008                   2,498,000
     3,100,000   6.185%, 5/6/2008                   3,153,816
     3,800,000   5.800%, 9/2/2008                   3,779,290
                 TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (IDENTIFIED COST

                 $16,098,739)                      15,993,030
                 REPURCHASE AGREEMENT-0.2% 1

       250,000   Societe Generale, New
                 York, 4.750%, dated
                 2/26/1999, due 3/1/1999

                 (AT AMORTIZED COST)                  250,000
                 TOTAL INVESTMENTS

                 (IDENTIFIED COST

                 $112,262,395) 2                $ 111,980,752

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $112,262,395. The net unrealized depreciation of investments on a federal tax basis amounts to $281,643 which is comprised of $576,858 appreciation and $858,501 depreciation at February 28, 1999.

Note: The categories of investments are shown as a percentage of net assets ($112,706,850) at February 28, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 28, 1999


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$112,262,395)                                $ 111,980,752
Cash                                                 4,126
Income receivable                                1,318,723
Receivable for shares sold                         570,169
Deferred organizational
costs                                               17,539
TOTAL ASSETS                                   113,891,309
LIABILITIES:

Payable for shares redeemed    $ 977,152
Income distribution payable      170,790
Accrued expenses                  36,517

TOTAL LIABILITIES                                1,184,459
Net assets for 11,009,615
shares outstanding                           $ 112,706,850
NET ASSETS CONSIST OF:

Paid in capital                              $ 112,875,988
Net unrealized
depreciation of
investments                                       (281,643)
Accumulated net realized
gain on investments                                115,813
Distributions in excess
of net investment income                            (3,308)
TOTAL NET ASSETS                             $ 112,706,850
NET ASSET VALUE, OFFERING
PRICE, AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$85,534,281 / 8,355,157
shares outstanding                                  $10.24
INSTITUTIONAL SERVICE
SHARES:
$27,172,569 / 2,654,458
shares outstanding                                  $10.24

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED FEBRUARY 28, 1999


INVESTMENT INCOME:
Interest                                                         $  4,290,133
EXPENSES:

Investment advisory fee                         $  386,212
Administrative personnel
and services fee                                   155,001
Custodian fees                                       7,035
Transfer and dividend
disbursing agent fees and
expenses                                            39,978
Directors'/Trustees' fees                           12,262
Auditing fees                                       14,000
Legal fees                                           2,567
Portfolio accounting fees                           59,555
Distribution services
fee-Institutional Service
Shares                                              32,811
Shareholder services fee-
Institutional Shares                               160,295
Shareholder services fee-
Institutional Service
Shares                                              32,811
Share registration costs                            47,925
Printing and postage                                16,480
Insurance premiums                                   1,642
Miscellaneous                                       18,434
TOTAL EXPENSES                                     987,008
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (386,212)
Waiver of shareholder
services fee-
Institutional Shares              (134,648)
Waiver of shareholder
services fee-
Institutional Service
Shares                             (20,999)
Reimbursement of other
operating expenses                (170,649)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (712,508)
Net expenses                                                          274,500
Net investment income                                               4,015,633
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                           975,874
Net change in unrealized
appreciation
(depreciation) of
investments                                                        (1,346,997)
Net realized and
unrealized gain (loss) on
investments                                                          (371,123)
Change in net assets
resulting from operations                                        $  3,644,510

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED FEBRUARY 28                  1999                1998
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

Net investment income          $   4,015,633       $   1,667,034
Net realized gain on
investments ($975,874 and
$157,972, respectively,
as computed for federal

tax purposes)                        975,874             155,982
Net change in unrealized
appreciation/(depreciation)       (1,346,997)          1,272,447
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS          3,644,510           3,095,463
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares              (3,382,017)         (1,554,559)
Institutional Service
Shares                              (636,924)           (112,475)
Distributions from net
realized gains
Institutional Shares                (733,012)            (60,168)
Institutional Service
Shares                              (211,273)             (3,810)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                   (4,963,226)         (1,731,012)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                           143,996,625          32,759,811
Net asset value of shares
issued to shareholders in
payment of
distributions declared             2,661,315             702,923
Cost of shares redeemed          (74,522,164)         (9,944,658)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                      72,135,776          23,518,076
Change in net assets              70,817,060          24,882,527
NET ASSETS:

Beginning of period               41,889,790          17,007,263
End of period                  $ 112,706,850       $  41,889,790

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 28, 1999

ORGANIZATION

Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Services Shares. The investment objective of the Trust is to pursue total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


YEAR ENDED FEBRUARY 28                    1999                              1998
INSTITUTIONAL SHARES:          SHARES             AMOUNT          SHARES            AMOUNT
Shares sold                  10,372,039       $ 108,637,843     3,178,581       $ 31,719,467
Shares issued to
shareholders in payment
of distributions declared       198,272           2,089,406        61,313            612,595
Shares redeemed              (6,101,477)        (64,110,294)     (911,650)        (9,117,344)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                  4,468,834       $  46,616,955     2,328,244       $ 23,214,718


YEAR ENDED FEBRUARY 28                    1999                              1998
INSTITUTIONAL SERVICE
SHARES:                        SHARES             AMOUNT          SHARES            AMOUNT
Shares sold                   3,365,052       $  35,358,782       104,104       $  1,040,344
Shares issued to
shareholders in payment
of distributions declared        53,863             571,909         9,043             90,328
Shares redeemed                (977,573)        (10,411,870)      (82,376)          (827,314)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS            2,441,342       $  25,518,821        30,771       $    303,358
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            6,910,176       $  72,135,776     2,359,015       $ 23,518,076

At February 28, 1999, capital paid-in aggregated $112,875,988.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Institutional Service Shares may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $42,365 were borne initially by FServ. The Trust has agreed to reimburse FServ for the organizational expenses during the five-year period following effective date. For the period ended February 28, 1999, the Trust paid $11,411 pursuant to this agreement.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1999, were as follows:

Purchases     $ 135,330,970
Sales         $  63,721,992

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 5-10 Years as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from October 19, 1995 to February 29, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 5-10 Years at February 28, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 19, 1995 to February 29, 1996, in conformity with generally accepted accounting principles.

[Graphic]
Ernst & Young LLP

Boston, Massachusetts
April 19, 1999

Federated U.S. Government Securities Fund: 5-10 Years

INSTITUTIONAL SERVICE SHARES

APRIL 30, 1999

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated U.S. Government Securities Fund: 5-10 Years
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07309

Cusip 31428S206

G01209-04-SS (4/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated U.S. Government Securities Fund: 5-10 Years

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund:
5-10 Years (Fund), dated April 30, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

APRIL 30, 1999

[Graphic]
Federated

World-Class Investment Manager

Federated U.S. Government Securities Fund: 5-10 Years
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

G01209-02 (4/99)

[Graphic]

CONTENTS

How is the Fund Organized?  1

Investment Strategies  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  4

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  5

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  10

Addresses  12

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 14, 1995.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated Advisers).

Investment Strategies

Although the Fund may purchase individual securities of any maturity, the Fund's dollar-weighted average portfolio maturity may not exceed a maximum of ten years. Further, the Fund is required to maintain a minimum weighted average portfolio maturity of five years. The Adviser manages the portfolio by targeting a dollar-weighted average duration that is consistent with the Fund's maturity constraints because duration is a more accurate and useful measure of interest rate risk.

Duration is a measure of the average time to receipt of cash from a bond. The only instance in which duration is equal to time-to-maturity is a zero- coupon bond; where all cash is received at maturity. In the case of a coupon bond, cash is received at least annually or semi-annually. In the case of a coupon bond with a five-year maturity, the average time to receipt of cash should be between 1 and 5. The formula for duration places more weight on the dates when cash flows are relatively large. Since in the case of the five-year coupon bond, most of the cash is received at the end of year 5, the average time to receipt of cash will be closer to 5 than to 1.

The Adviser selects securities used to lengthen or shorten the portfolio's average duration by comparing the returns currently offered by different investments to their historical and expected returns.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of any one issuer.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Fund's Declaration of Trust.

CONCENTRATION

The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain securities not determined by the Trustees to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for purpose of exercising control or management.

DEALING IN PUTS AND CALLS

The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not intend to borrow money, pledge securities, invest in illiquid securities or lend portfolio securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 1999 and 1998, the portfolio turnover rates were 85% and 49%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of April 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, California, 47.91% of Institutional Shares, Amalgamated Bank of New York, New York, 5.11% of Institutional Shares, Planmember Services Corp., Beverly Hills, California, 23.77% of Institutional Service Shares, Milards & Co., Oaks, Pennsylvania, 23.70% of Institutional Service Shares, FNB Nominee Co., Indiana, Pennsylvania, 17.10% of Institutional Service Shares, Planmember Services Corp., Los Angeles, California, 6.47% of Institutional Service Shares and The Washington Trust Co., Westerly, Rhode Island, 5.39% of Institutional Service Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of April 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME                                                                                                      TOTAL
BIRTH DATE                                                                                 AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                             COMPENSATION   FROM FUND AND
POSITION WITH FUND                       FOR PAST 5 YEARS                                  FROM FUND      FUND COMPLEX
JOHN F. DONAHUE*+                        Chief Executive Officer                                     $0   $0 for the Fund and
Birth date: July 28, 1924                and Director or Trustee                                          54 other investment
Federated Investors Tower                of the Federated Fund                                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                                            Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.;
                                         Chairman and Trustee,
                                         Federated Investment
                                         Management Company;
                                         Chairman and Director,
                                         Federated Investment
                                         Counseling, and
                                         Federated Global
                                         Investment Management
                                         Corp.; Chairman,
                                         Passport Research, Ltd.
THOMAS G. BIGLEY                         Director or Trustee of the Federated Fund            $1,038.28   $113,860.22 for the Fund
Birth date: February 3, 1934             Complex; Director, Member of Executive                           and 54 other investment
15 Old Timber Trail                      Committee, Children's Hospital of                                companies in the
Pittsburgh, PA                           Pittsburgh; formerly: Senior Partner, Ernst &                    Fund Complex
TRUSTEE                                  Young LLP; Director, MED 3000 Group,
                                         Inc.; Director, Member of Executive
                                         Committee, University of Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the Federated Fund            $1,142.25   $125,264.48 for the Fund
Birth date: June 23, 1937                Complex; President, Investment Properties                        and 54 other investment
Wood/IPC Commercial Dept.                Corporation; Senior Vice President,                              companies in the
John R. Wood Associates, Inc. Realtors   John R. Wood and Associates, Inc., Realtors;                     Fund Complex
3255 Tamiami Trial North                 Partner or Trustee in private real estate
Naples, FL                               ventures in Southwest Florida; formerly:
TRUSTEE                                  President, Naples Property Management,

                                         Inc. and Northgate Village Development
                                         Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of the Federated Fund            $1,038.28   $47,958.02 for the Fund
Birth date: September 3, 1939            Complex; formerly: Partner, Andersen                             and 39 other investment
175 Woodshire Drive                      Worldwide SC.                                                    companies in the
Pittsburgh, PA                                                                                            Fund Complex
TRUSTEE
JOHN F. CUNNINGHAM++                     Director or Trustee of some of the Federated           $263.86   $0 for the Fund and
Birth date: March 5, 1943                Fund Complex; Chairman, President and                            43 other investment
353 El Brillo Way                        Chief Executive Officer, Cunningham & Co.,                       companies in the
Palm Beach, FL                           Inc. ; Trustee Associate, Boston College;                        Fund Complex
TRUSTEE                                  Director, EMC Corporation; formerly:
                                         Director, Redgate Communications.
                                         Previous Positions: Chairman of the Board
                                         and Chief Executive Officer, Computer
                                         Consoles, Inc.; President and Chief
                                         Operating Officer, Wang Laboratories;
                                         Director, First National Bank of Boston;
                                         Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the Federated Fund            $1,038.28   $113,860.22 for the Fund
Birth date: October 11, 1932             Complex; Professor of Medicine, University                       and 54 other investment
3471 Fifth Avenue                        of Pittsburgh; Medical Director, University of                   companies in the
Suite 1111                               Pittsburgh Medical Center-Downtown;                              Fund Complex
Pittsburgh, PA                           Hematologist, Oncologist, and Internist,

TRUSTEE                                  University of Pittsburgh Medical Center;
                                         Member, National Board of Trustees,
                                         Leukemia Society of America.

PETER E. MADDEN                          Director or Trustee of the Federated Fund            $1,064.70   $113,860.22 for the Fund
Birth date: March 16, 1942               Complex; formerly: Representative,                               and 54 other investment
One Royal Palm Way                       Commonwealth of Massachusetts General                            companies in the
100 Royal Palm Way                       Court; President, State Street Bank and Trust                    Fund Complex
Palm Beach, FL                           Company and State Street Corporation.
TRUSTEE                                  Previous Positions: Director, VISA USA and

                                         VISA International; Chairman and Director,
                                         Massachusetts Bankers Association;
                                         Director, Depository Trust Corporation.


NAME                                                                                                      TOTAL
BIRTH DATE                                                                                 AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                             COMPENSATION   FROM FUND AND
POSITION WITH FUND                       FOR PAST 5 YEARS                                  FROM FUND      FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of                                 $263.86   $0 for the Fund and
Birth date: April 10, 1945               some of the Federated                                            43 other investment
80 South Road                            Fund Complex; Management                                         companies in the
Westhampton Beach, NY                    Consultant.                                                      Fund Complex
TRUSTEE                                  Previous Positions:
                                         Chief Executive Officer,
                                         PBTC International Bank;
                                         Chief Financial Officer
                                         of Retail Banking
                                         Sector, Chase Manhattan
                                         Bank; Senior Vice
                                         President, Marine
                                         Midland Bank; Vice
                                         President, Citibank;
                                         Assistant Professor of
                                         Banking and Finance,
                                         Frank G. Zarb School of
                                         Business, Hofstra
                                         University.
JOHN E. MURRAY, JR., J.D., S.J.D.        Director or Trustee of the Federated Fund            $1,064.70   $113,860.22 for the Fund
Birth date: December 20, 1932            Complex; President, Law Professor,                               and 54 other investment
President, Duquesne University           Duquesne University; Consulting Partner,                         companies in the
Pittsburgh, PA                           Mollica & Murray.                                                Fund Complex
TRUSTEE                                  Previous Positions: Dean and Professor of
                                         Law, University of Pittsburgh School of
                                         Law; Dean and Professor of Law,
                                         Villanova University School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the Federated Fund            $1,038.28   $113,860.22 for the Fund
Birth date: June 21, 1935                Complex; Public Relations/Marketing/                             and 54 other investment
4905 Bayard Street                       Conference Planning.                                             companies in the
Pittsburgh, PA                           Previous Positions: National Spokesperson,                       Fund Complex
TRUSTEE                                  Aluminum Company of America; business
                                         owner.

JOHN S. WALSH++                          Director or Trustee of some of the Federated           $263.86   $0 for the Fund and
Birth date: November 28, 1957            Fund Complex; President and Director, Heat                       40 other investment
2007 Sherwood Drive                      Wagon, Inc.; President and Director,                             companies in the
Valparaiso, IN                           Manufacturers Products, Inc.; President,                         Fund Complex
TRUSTEE                                  Portable Heater Parts, a division of
                                         Manufacturers Products, Inc.; Director,
                                         Walsh & Kelly, Inc.; formerly: Vice President,

                                         Walsh & Kelly, Inc.

GLEN R. JOHNSON                          Trustee, Federated Investors, Inc.; staff                   $0   $0 for the Fund and
Birth date: May 2, 1929                  member, Federated Securities Corp.                               8 other investment
Federated Investors Tower                                                                                 companies in the
1001 Liberty Avenue                                                                                       Fund Complex
Pittsburgh, PA

PRESIDENT

J. CHRISTOPHER DONAHUE+                  President or Executive Vice President of the                $0   $0 for the Fund and
Birth date: April 11, 1949               Federated Fund Complex; Director or                              22 other investment
Federated Investors Tower                Trustee of some of the Funds in the                              companies in the
1001 Liberty Avenue                      Federated Fund Complex; President and                            Fund Complex
Pittsburgh, PA                           Director, Federated Investors, Inc.; President
EXECUTIVE VICE PRESIDENT                 and Trustee, Federated Investment
                                         Management Company; President and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; President,
                                         Passport Research, Ltd.; Trustee,
                                         Federated Shareholder Services Company;
                                         Director, Federated Services Company.

EDWARD C. GONZALES                       Trustee or Director of some of the Funds in                 $0   $0 for the Fund and
Birth date: October 22, 1930             the Federated Fund Complex; President,                           1 other investment
Federated Investors Tower                Executive Vice President and Treasurer of                        company in the
1001 Liberty Avenue                      some of the Funds in the Federated Fund                          Fund Complex
Pittsburgh, PA                           Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT                 Investors, Inc.; Vice President, Federated
                                         Investment Management Company,
                                         Federated Investment Counseling,
                                         Federated Global Investment Management
                                         Corp. and Passport Research, Ltd.; Executive
                                         Vice President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President and Secretary of                   $0   $0 for the Fund and
Birth date: October 26, 1938             the Federated Fund Complex; Executive Vice                       54 other investment
Federated Investors Tower                President, Secretary, and Director, Federated                    companies in the
1001 Liberty Avenue                      Investors, Inc.; Trustee, Federated                              Fund Complex
Pittsburgh, PA                           Investment Management Company;
EXECUTIVE VICE PRESIDENT                 Director, Federated Investment Counseling
AND SECRETARY                            and Federated Global Investment

                                         Management Corp.; Director, Federated
                                         Services Company; Director, Federated
                                         Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated Fund Complex;                   $0   $0 for the Fund and
Birth date: June 17, 1954                Vice President-Funds Financial Services                          54 other investment
Federated Investors Tower                Division, Federated Investors, Inc.; Formerly:                   companies in the
1001 Liberty Avenue                      various management positions within Funds                        Fund Complex
Pittsburgh, PA                           Financial Services Division of Federated
TREASURER                                Investors, Inc.


NAME                                                                                                      TOTAL
BIRTH DATE                                                                                 AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                             COMPENSATION   FROM FUND AND
POSITION WITH FUND                       FOR PAST 5 YEARS                                  FROM FUND      FUND COMPLEX
RICHARD B. FISHER                        President or Vice                                           $0   $0 for the Fund and
Birth date: May 17, 1923                 President of some of the                                         6 other investment
Federated Investors Tower                Funds in the Federated                                           companies in the
1001 Liberty Avenue                      Fund Complex; Director                                           Fund Complex
Pittsburgh, PA                           or Trustee of some of the
VICE PRESIDENT                           Funds in the Federated
                                         Fund Complex; Executive
                                         Vice President,
                                         Federated Investors,
                                         Inc.; Chairman and
                                         Director, Federated
                                         Securities Corp.

WILLIAM D. DAWSON, III                   Chief Investment Officer of this Fund and                   $0   $0 for the Fund and
Birth date: March 3, 1949                various other Funds in the Federated Fund                        41 other investment
Federated Investors Tower                Complex; Executive Vice President,                               companies in the
1001 Liberty Avenue                      Federated Investment Counseling,                                 Fund Complex
Pittsburgh, PA                           Federated Global Investment Management
CHIEF INVESTMENT OFFICER                 Corp., Federated Investment Management
                                         Company, and Passport Research, Ltd.;
                                         Registered Representative, Federated
                                         Securities Corp.; Portfolio Manager,
                                         Federated Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company, and
                                         Passport Research, Ltd.

SUSAN M. NASON                           Susan M. Nason has been the Fund's                          $0   $0 for the Fund and
Birth date: August 29, 1961              portfolio manager since its inception. She is                    3 other investment
Federated Investors Tower                Vice President of the Fund. Ms. Nason                            companies in the
1001 Liberty Avenue                      joined Federated Investors, Inc. in 1987 and                     Fund Complex
Pittsburgh, PA                           has been a Senior Portfolio Manager and
VICE PRESIDENT                           Senior Vice President of the Fund's
                                         investment adviser since 1997. Ms. Nason
                                         served as a Portfolio Manager and Vice
                                         President of the investment adviser from
                                         1993 to 1997. Ms. Nason is a Chartered
                                         Financial Analyst and received her M.S.I.A.
                                         concentrating in Finance from Carnegie
                                         Mellon University.


+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

For the fiscal year ended, February 28, 1999, the Fund paid no brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young is the independent auditor for the Fund.

FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED FEBRUARY 28   1999       1998       1997
Advisory Fee Earned              $386,212   $143,246   $52,801
Advisory Fee Reduction           $386,212   $143,246   $52,801
Brokerage Commissions            -          -          -
Administrative Fee               $155,001   $155,001   $155,001
12B-1 FEE

 Institutional Service Shares    $32,811    -          -
SHAREHOLDER SERVICES FEE

 Institutional Shares            $25,647    -          -
 Institutional Service Shares    $11,812    -          -


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year and since inception periods ended February 28, 1999.

Yield given for the 30-day period ended February 28, 1999.



                                                         SINCE INCEPTION

                                30-DAY PERIOD   1 YEAR   ON OCTOBER 19, 1995
INSTITUTIONAL SHARES:
Total Return                    N/A             6.58%    6.96%
Yield                           5.06%           N/A      N/A


                                                         SINCE INCEPTION

                                30-DAY PERIOD   1 YEAR   ON OCTOBER 19, 1995
INSTITUTIONAL SERVICE SHARES:
Total Return                    N/A             6.26%    6.63%
Yield                           4.75%           N/A      N/A


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

MERRILL LYNCH 5-10 YEAR TREASURY INDEX

Merrill Lynch 5-10 Year Treasury Index is an unmanaged index tracking U.S. government securities with maturities between 5 and 9.99 years.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

Institutional Shares

Institutional Service Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072